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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21786

ING Global Advantage and Premium
Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)           (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Advantage and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Advantage And Premium Opportunity Fund	as of May 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Australia: 3.5%
17,169		AMP Ltd.	$95,581	0.0
4,129		ASX Ltd.	142,807	0.1
24,774		Australia & New Zealand Banking Group Ltd.	586,663	0.2
12,092		Bendigo Bank Ltd.	115,756	0.1
30,232		BHP Billiton Ltd.	1,439,665	0.6
9,855		Brambles Ltd.	77,615	0.0
6,421		Caltex Australia Ltd.	97,081	0.0
64,966		CFS Retail Property Trust	130,224	0.1
743		Cochlear Ltd.	63,361	0.0
12,926		Commonwealth Bank of Australia	700,116	0.3
7,752		Computershare Ltd.	78,031	0.0
57,603		Dexus Property Group	54,563	0.0
16,707	@	Fortescue Metals Group Ltd.	116,808	0.1
4,261		Macquarie Group Ltd.	155,315	0.1
76,677		Metcash Ltd.	321,360	0.1
101,944		Mirvac Group	138,993	0.1
18,837		National Australia Bank Ltd.	534,179	0.2
10,863		Newcrest Mining Ltd.	460,172	0.2
46,503		OneSteel Ltd.	93,956	0.0
21,521		Origin Energy Ltd.	377,946	0.2
15,207		QBE Insurance Group Ltd.	287,316	0.1
10,244		Ramsay Health Care Ltd.	201,609	0.1
6,320		Rio Tinto Ltd.	552,044	0.2
2,518		Santos Ltd.	39,746	0.0
5,622		Suncorp-Metway Ltd.	50,177	0.0
21,381		Telstra Corp., Ltd.	69,069	0.0
1,948		Wesfarmers Ltd.	69,136	0.0
20,354		Westfield Group	197,886	0.1
29,886		Westpac Banking Corp.	707,788	0.3
4,366		Woodside Petroleum Ltd.	217,695	0.1
20,583		Woolworths Ltd.	603,002	0.2
			8,775,660	3.5
		Austria: 0.3%
1,159		Erste Bank der Oesterreichischen Sparkassen AG	57,962	0.0
11,555		OMV AG	481,251	0.2
4,457		Voestalpine AG	223,744	0.1
			762,957	0.3
		Belgium: 0.4%
22,364	@	Anheuser-Busch InBev NV	96	0.0
736		Anheuser-Busch InBev NV	44,503	0.0
3,846		Bekaert SA	409,006	0.2
1,595		Groupe Bruxelles Lambert S.A.	144,814	0.1
2,325		Solvay S.A.	347,986	0.1
			946,405	0.4
		China: 0.1%
56,000		BOC Hong Kong Holdings Ltd.	172,837	0.1

		Denmark: 0.4%
324		Carlsberg A/S	37,558	0.0
1,325		Coloplast A/S	195,336	0.1
2,002	@	Danske Bank A/S	42,279	0.0
4,910		Novo-Nordisk A/S	617,260	0.3
			892,433	0.4
		Finland: 0.7%
932		Kesko OYJ	46,437	0.0
27,060		Nokia OYJ	188,452	0.1
7,389		Orion Oyj	191,990	0.1
1,658		Sampo OYJ	54,322	0.0
41,244		Stora Enso OYJ (Euro Denominated Security)	462,518	0.2
26,888		UPM-Kymmene OYJ	507,944	0.2
8,111		Wartsila OYJ	294,738	0.1
			1,746,401	0.7
		France: 4.3%
20,523		AXA S.A.	440,096	0.2
9,180		BNP Paribas	719,300	0.3
3,111		Christian Dior S.A.	481,418	0.2
9,595		Cie de Saint-Gobain	636,738	0.3
6,637		CNP Assurances	135,118	0.1
13,650		Credit Agricole S.A.	209,729	0.1
10,562		Groupe Danone	775,989	0.3
484		Cie Generale D’Optique Essilor International S.A.	39,281	0.0
1,134		Fonciere Des Regions	119,891	0.0
10,902		France Telecom S.A.	249,702	0.1
21,040		Gaz de France	776,294	0.3
4,275		L’Oreal S.A.	539,342	0.2
239		LVMH Moet Hennessy Louis Vuitton S.A.	41,700	0.0
993		Cie Generale des Etablissements Michelin	93,414	0.0
25,062		Natixis	141,275	0.1
1,284		Pernod-Ricard S.A.	129,945	0.1
812	@	Peugeot S.A.	34,516	0.0
2,680		PPR	467,766	0.2
5,734		Publicis Groupe	315,987	0.1
1,273	@	Renault S.A.	72,522	0.0
11,035		Sanofi-Aventis	875,110	0.3
4,499		Schneider Electric S.A.	743,990	0.3
1,373		Societe BIC S.A.	129,680	0.0
7,060		Societe Generale	421,000	0.2
2,684		Sodexho Alliance S.A.	207,060	0.1
379		Technip S.A.	40,906	0.0
20,418		Total S.A.	1,179,354	0.5
1,272		Unibail	287,709	0.1
14,317		Vivendi	401,046	0.2
			10,705,878	4.3
		Germany: 3.8%
533		Adidas AG	40,248	0.0
4,939		Allianz AG	684,806	0.3
12,846		BASF AG	1,191,292	0.5
9,229		Bayer AG	758,485	0.3
7,281		Bayerische Motoren Werke AG	646,078	0.3
8,516		Commerzbank AG	39,089	0.0

PORTFOLIO OF INVESTMENTS
ING Global Advantage And Premium Opportunity Fund	as of May 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Germany: (continued)
2,576	@	DaimlerChrysler AG	$182,698	0.1
9,787		Deutsche Bank AG	585,855	0.2
657		Deutsche Boerse AG	51,923	0.0
19,540	@	Deutsche Lufthansa AG	426,624	0.2
38,806		Deutsche Telekom AG	577,722	0.2
6,622		E.ON AG	188,324	0.1
1,380		Fresenius Medical Care AG & Co. KGaA	99,950	0.0
455		Fresenius AG	47,831	0.0
10,041		GEA Group AG	338,321	0.1
2,014		Hannover Rueckversicheru - Reg	107,000	0.1
897		Henkel KGaA - Vorzug	63,569	0.0
11,707		Infineon Technologies AG	136,026	0.1
5,268		Lanxess	456,527	0.2
267		Linde AG	45,257	0.0
7,669		Metro AG	512,460	0.2
1,176		Muenchener Rueckversicherungs AG	180,753	0.1
778		RWE AG	45,409	0.0
10,307		SAP AG	641,251	0.3
10,047		Siemens AG	1,347,541	0.5
7,800	@	TUI AG	86,677	0.0
339		Volkswagen AG	56,962	0.0
			9,538,678	3.8
		Greece: 0.2%
27,240		Public Power Corp.	361,385	0.2

		Hong Kong: 1.3%
38,170	@	AIA Group Ltd.	134,861	0.1
156,000		Cathay Pacific Airways Ltd.	374,249	0.1
19,000		Cheung Kong Holdings Ltd.	297,575	0.1
47,000		Cheung Kong Infrastructure Holdings Ltd.	222,185	0.1
8,400		Hang Seng Bank Ltd.	134,674	0.0
6,300		Hong Kong Exchanges and Clearing Ltd.	141,372	0.1
29,500		HongKong Electric Holdings	210,720	0.1
11,000		Hutchison Whampoa Ltd.	127,415	0.0
23,000		Hysan Development Co., Ltd.	113,559	0.0
60,000		Li & Fung Ltd.	133,310	0.1
14,500		Link Real Estate Investment Trust	49,334	0.0
102,000		NWS Holdings Ltd.	148,479	0.1
30,500		Orient Overseas International Ltd.	237,517	0.1
382,000		PCCW Ltd.	147,461	0.1
18,000		Sun Hung Kai Properties Ltd.	280,522	0.1
12,000		Swire Pacific Ltd.	185,073	0.1
28,000		Wharf Holdings Ltd.	206,262	0.1
			3,144,568	1.3
		India: 0.1%
4,191		Vedanta Resources PLC	148,874	0.1

		Ireland: 0.1%
5,136		CRH PLC	112,484	0.0
3,500		Ingersoll-Rand PLC	174,650	0.1
3,100		XL Group PLC	73,346	0.0
			360,480	0.1
		Israel: 0.3%
8,591		Bank Leumi Le-Israel BM	41,735	0.0
21,999		Bezeq Israeli Telecommunication Corp., Ltd.	55,943	0.0
171		Delek Group Ltd.	41,509	0.0
3,908		Israel Chemicals Ltd.	63,776	0.0
43		Israel Corp., Ltd.	46,948	0.0
8,166		Mizrahi Tefahot Bank Ltd.	87,203	0.1
1,316		NICE Systems Ltd.	46,500	0.0
2,618		Partner Communications	44,482	0.0
8,462		Teva Phaemaceutical Industries Ltd.	431,008	0.2
			859,104	0.3
		Italy: 1.3%
6,062		Assicurazioni Generali S.p.A.	132,988	0.1
62,132		Enel S.p.A.	427,609	0.2
42,361		ENI S.p.A.	1,015,879	0.4
3,243		Exor SpA	109,562	0.1
31,165		Fiat S.p.A	332,432	0.1
103,198		Intesa Sanpaolo S.p.A.	268,730	0.1
49,754		Intesa Sanpaolo SpA	108,819	0.0
5,176		Pirelli & C S.p.A.	51,715	0.0
828		Saipem S.p.A.	43,838	0.0
271,279		Telecom Italia S.p.A.	384,822	0.2
67,027		Telecom Italia S.p.A. RNC	82,070	0.0
80,719		UniCredito Italiano S.p.A.	184,156	0.1
			3,142,620	1.3
		Japan: 8.2%
7,300		Aisin Seiki Co., Ltd.	270,533	0.1
1,900		Astellas Pharma, Inc.	72,456	0.0
5,000		Bank of Kyoto Ltd.	44,599	0.0
11,700		Canon, Inc.	561,874	0.2
57		Central Japan Railway Co.	447,305	0.2
56,000		Cosmo Oil Co., Ltd.	168,135	0.1
7,500		Credit Saison Co., Ltd.	114,056	0.1
4,000		Dai Nippon Printing Co., Ltd.	45,884	0.0
57		Dai-ichi Life Insurance Co., Ltd.	86,323	0.0
31,700		Dainippon Sumitomo Pharma Co., Ltd.	298,971	0.1
1,700		Daito Trust Construction Co., Ltd.	140,743	0.1
12,000		Daiwa House Industry Co., Ltd.	146,672	0.1
8,000		Daiwa Securities Group, Inc.	32,897	0.0
9,800		Denso Corp.	352,441	0.1
9,481		East Japan Railway Co.	553,344	0.2
33,000		Fuji Heavy Industries Ltd.	243,490	0.1
14,100		Fuji Photo Film Co., Ltd.	418,404	0.2

PORTFOLIO OF INVESTMENTS
ING Global Advantage And Premium Opportunity Fund	as of May 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Japan: (continued)
25,000		Fukuoka Financial Group, Inc.	$99,395	0.0
18,000		Gunma Bank Ltd.	94,305	0.0
22,000		Hachijuni Bank Ltd.	122,789	0.1
3,430		Hakuhodo DY Holdings, Inc.	176,322	0.1
10,500		Honda Motor Co., Ltd.	399,850	0.2
1,700		Idemitsu Kosan Co., Ltd.	188,568	0.1
50,700		Itochu Corp.	524,660	0.2
15		Japan Prime Realty Investment Corp.	43,565	0.0
71		Japan Retail Fund Investment Corp.	115,011	0.1
131		Japan Tobacco, Inc.	507,027	0.2
14,800		JFE Holdings, Inc.	371,092	0.2
10,000		Kaneka Corp.	67,484	0.0
19,300		Kansai Electric Power Co., Inc.	328,739	0.1
9,300		Kao Corp.	239,333	0.1
7		KDDI Corp.	50,204	0.0
5,000		Koito Manufacturing Co., Ltd.	77,501	0.0
4,200		Kyocera Corp.	441,537	0.2
71,000		Marubeni Corp.	497,695	0.2
7,500		MEIJI Holdings Co., Ltd.	318,802	0.1
6,186		Miraca Holdings, Inc.	242,598	0.1
27,500		Mitsubishi Corp.	699,100	0.3
5,000		Mitsubishi Estate Co., Ltd.	89,343	0.0
136,000	@	Mitsubishi Materials Corp.	422,247	0.2
136,500		Mitsubishi UFJ Financial Group, Inc.	629,505	0.3
39,100		Mitsui & Co., Ltd.	668,810	0.3
2,497		Mitsui Fudosan Co., Ltd.	42,146	0.0
138,303		Mizuho Financial Group, Inc.	217,055	0.1
39,000		Mizuho Securities Co., Ltd.	90,572	0.0
2,300		Mitsui Sumitomo Insurance Group Holdings, Inc.	53,847	0.0
5,100		Murata Manufacturing Co., Ltd.	321,155	0.1
1,300		Nintendo Co., Ltd.	302,253	0.1
17,000		Nippon Electric Glass Co., Ltd.	241,128	0.1
5,700		Nippon Paper Group, Inc.	120,736	0.1
26,163		Nishi-Nippon City Bank Ltd.	74,248	0.0
8,900		Nissan Motor Co., Ltd.	89,596	0.0
21,900		Nomura Holdings, Inc.	109,974	0.1
8,300		Nippon Telegraph & Telephone Corp.	390,577	0.2
26		NTT DoCoMo, Inc.	48,439	0.0
121		NTT Urban Development Corp.	103,972	0.1
410		ORIX Corp.	39,305	0.0
3,600		Panasonic Corp.	42,174	0.0
6,400		Sankyo Co., Ltd.	340,229	0.1
900		Secom Co., Ltd.	42,630	0.0
8,700		Sega Sammy Holdings, Inc.	169,364	0.1
39		Seven Bank Ltd.	72,717	0.0
3,200		Shin-Etsu Chemical Co., Ltd.	166,773	0.1
10,100		Softbank Corp.	392,407	0.2
117,800		Sojitz Corp.	220,194	0.1
1,300		Sony Corp.	34,800	0.0
39,500		Sumitomo Corp.	528,877	0.2
4,300		Sumitomo Electric Industries Ltd.	62,187	0.0
15,600		Sumitomo Mitsui Financial Group, Inc.	450,895	0.2
5,750		T&D Holdings, Inc.	138,855	0.1
12,432		Takeda Pharmaceutical Co., Ltd.	590,489	0.2
6,000		TDK Corp.	317,539	0.1
26,700		Tohoku Electric Power Co., Inc.	312,130	0.1
9,889		Tokio Marine Holdings, Inc.	271,802	0.1
700		Tokyo Electron Ltd.	38,787	0.0
5,000		Toppan Printing Co., Ltd.	38,301	0.0
9,000		Toshiba Corp.	47,892	0.0
25,200		Toyo Seikan Kaisha Ltd.	391,365	0.2
10,400		Toyoda Gosei Co., Ltd.	226,884	0.1
25,400		Toyota Motor Corp.	1,061,705	0.4
4,620		USS Co., Ltd.	352,605	0.1
11,000		Yamaguchi Financial Group, Inc.	98,550	0.0
35,000		Yamaha Corp.	394,256	0.2
			20,463,019	8.2
		Luxembourg: 0.1%
2,704		ArcelorMittal	90,537	0.1
1,581		Tenaris S.A.	38,483	0.0
			129,020	0.1
		Macau: 0.0%
25,200	@	Wynn Macau Ltd.	88,245	0.0

		Mexico: 0.0%
4,355		Fresnillo PLC	104,931	0.0

		Netherlands: 1.8%
9,500	@	Aegon NV	66,586	0.0
10,624		ASML Holding NV	414,347	0.2
3,856		Delta Lloyd NV	89,020	0.1
1,537		Heineken Holding NV	80,797	0.0
2,905		Koninklijke DSM NV	195,080	0.1
19,859		Koninklijke KPN NV	291,649	0.1
36,784		Royal Dutch Shell PLC - Class A	1,330,055	0.5
29,341		Royal Dutch Shell PLC - Class B	1,059,068	0.4
25,826		Unilever NV	843,844	0.4
			4,370,446	1.8
		New Zealand: 0.1%
128,963		Telecom Corp. of New Zealand Ltd.	257,370	0.1

PORTFOLIO OF INVESTMENTS
ING Global Advantage And Premium Opportunity Fund	as of May 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Norway: 0.1%
19,231		DnB NOR ASA	$290,135	0.1
858		Yara International ASA	51,733	0.0
			341,868	0.1
		Portugal: 0.3%
22,982		Banco Espirito Santo S.A.	90,214	0.1
16,661		Jeronimo Martins	312,409	0.1
22,887		Portugal Telecom SGPS S.A.	249,699	0.1
			652,322	0.3
		Singapore: 0.6%
60,550		Ascendas Real Estate Investment Trust	101,149	0.0
9,000		DBS Group Holdings Ltd.	108,034	0.0
26,000	@	Genting International PLC	41,964	0.0
14,000		Jardine Cycle & Carriage Ltd.	459,792	0.2
33,000		Oversea-Chinese Banking Corp.	254,192	0.1
43,000		SembCorp Industries Ltd.	176,431	0.1
7,000		Singapore Airlines Ltd.	80,400	0.0
11,000		United Overseas Bank Ltd.	173,377	0.1
31,000		United Overseas Land Ltd.	124,192	0.1
9,000		Wilmar International Ltd.	38,837	0.0
			1,558,368	0.6
		Spain: 1.9%
840		ACS Actividades de Construccion y Servicios S.A.	40,339	0.0
74,992		Banco Santander Central Hispano S.A.	893,760	0.4
49,534		Banco Bilbao Vizcaya Argentaria S.A.	581,558	0.2
21,058		Criteria Caixacorp S.A.	153,513	0.1
23,385		Gas Natural SDG S.A.	445,085	0.2
1,678		Inditex S.A.	152,919	0.1
32,777		Corp. Mapfre S.A.	126,133	0.0
7,160		Red Electrica de Espana	433,801	0.2
17,658		Repsol YPF S.A.	603,350	0.2
50,182	@	Telefonica S.A.	1,220,332	0.5
			4,650,790	1.9
		Sweden: 1.3%
21,934	@	Atlas Copco AB	17,700	0.0
20,774		Atlas Copco AB - Class A	547,931	0.2
23,479		Boliden AB	461,016	0.2
22,868		Telefonaktiebolaget LM Ericsson	338,926	0.1
5,522		Industrivarden AB	97,601	0.0
7,222		Investor AB	173,377	0.1
5,253		Kinnevik Investment AB	128,837	0.1
14,861		Nordea Bank AB	174,606	0.1
28,475		Sandvik AB	541,556	0.2
9,294		Scania AB - B Shares	229,592	0.1
8,253		Securitas AB	89,723	0.0
4,034		Skandinaviska Enskilda Banken AB	36,232	0.0
1,535		Svenska Handelsbanken AB	51,688	0.0
1,833	@	Swedbank AB	34,140	0.0
22,196	@	Volvo AB - B Shares	402,273	0.2
			3,325,198	1.3
		Switzerland: 3.3%
4,364	@	ABB Ltd.	117,335	0.0
6,000		ACE Ltd.	412,920	0.2
1,585	@	Actelion Ltd. - Reg	86,304	0.0
1,826		Adecco S.A.	124,692	0.1
7,936		Aryzta AG	441,621	0.2
6,562		Compagnie Financiere Richemont S.A.	428,891	0.2
12,338		Credit Suisse Group	530,493	0.2
5,068	@	GAM Holding AG	96,796	0.0
24,603		Nestle S.A.	1,581,765	0.6
22,060		Novartis AG	1,423,330	0.6
5,349		Roche Holding AG - Genusschein	941,809	0.4
60		SGS S.A.	119,204	0.0
15,557		STMicroelectronics NV	174,294	0.1
533		Swatch Group AG - BR	265,718	0.1
902	@	Swiss Life Holding	150,701	0.1
4,360	@	Swiss Re Ltd.	259,432	0.1
1,567		Swiss Reinsurance	93,377	0.0
30,983	@	UBS AG - Reg	596,183	0.2
1,632		Zurich Financial Services AG	437,221	0.2
			8,282,086	3.3
		United Kingdom: 8.1%
8,637		Aggreko PLC	265,771	0.1
18,902		Anglo American PLC	946,414	0.4
17,506		AstraZeneca PLC	913,833	0.4
7,506	@	Autonomy Corp. PLC	222,406	0.1
37,179		Aviva PLC	267,702	0.1
25,363		Balfour Beatty PLC	134,633	0.1
113,686		Barclays PLC	519,593	0.2
18,312		BG Group PLC	425,191	0.2
20,000		BHP Billiton PLC	793,141	0.3
175,800		BP PLC	1,353,693	0.5
23,402		British American Tobacco PLC	1,050,091	0.4
16,825		British Land Co. PLC	165,905	0.1
123,961		BT Group PLC	410,256	0.2
10,348		Burberry Group PLC	225,273	0.1
18,514		Centrica PLC	97,073	0.0
53,429		Compass Group PLC	520,574	0.2
36,883		Diageo PLC	786,124	0.3
19,509		Experian Group Ltd.	257,271	0.1
42,995		GlaxoSmithKline PLC	934,760	0.4
144,636		HSBC Holdings PLC	1,511,718	0.6
16,256		ICAP PLC	129,751	0.0
20,245		Imperial Tobacco Group PLC	726,221	0.3
4,651		Inmarsat PLC	46,221	0.0
54,135		J Sainsbury PLC	308,458	0.1
10,553		Kingfisher PLC	49,997	0.0
6,571		Land Securities Group PLC	90,215	0.0

PORTFOLIO OF INVESTMENTS
ING Global Advantage And Premium Opportunity Fund	as of May 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United Kingdom: (continued)
99,284		Legal & General Group PLC	$191,698	0.1
281,770	@	Lloyds TSB Group PLC	241,448	0.1
40,621		Man Group PLC	172,368	0.1
7,506		Marks & Spencer Group PLC	49,399	0.0
65,331		National Grid PLC	674,498	0.3
66,717		Old Mutual PLC	144,467	0.1
23,438		Pearson PLC	440,989	0.2
10,531		Petrofac Ltd.	278,750	0.1
15,882		Prudential PLC	193,236	0.1
5,252		Reckitt Benckiser PLC	297,480	0.1
29,004		Resolution Ltd.	148,748	0.1
10,970		Rio Tinto PLC	764,418	0.3
917,856	@	Rolls-Royce Group PLC	1,510	0.0
57,434	@	Royal Bank of Scotland Group PLC	40,406	0.0
24,235		Royal & Sun Alliance Insurance Group	54,925	0.0
1,062		SABMiller PLC	39,430	0.0
1,544		Schroders PLC	41,700	0.0
6,210		Scottish & Southern Energy PLC	140,950	0.1
2,130		Shire PLC	67,469	0.0
17,281		Smith & Nephew PLC	192,341	0.1
23,134		Smiths Group PLC	471,139	0.2
22,218		Standard Chartered PLC	596,522	0.2
36,033		Tesco PLC	249,047	0.1
1,761		Tullow Oil PLC	39,183	0.0
1,186		Unilever PLC	38,501	0.0
394,715		Vodafone Group PLC	1,097,547	0.4
2,428		Whitbread PLC	65,239	0.0
17,190		Xstrata PLC	405,383	0.2
			20,291,076	8.1
		United States: 56.4%
2,600		3M Co.	245,388	0.1
7,701		Abbott Laboratories	402,377	0.2
200		Abercrombie & Fitch Co.	15,154	0.0
5,100	@	Adobe Systems, Inc.	176,613	0.1
33,400	@,S	Advanced Micro Devices, Inc.	289,912	0.1
4,300	@,S	AES Corp.	55,728	0.0
4,011		Aetna, Inc.	175,200	0.1
2,978		Aflac, Inc.	142,319	0.1
3,800	@	Agilent Technologies, Inc.	189,506	0.1
216		Air Products & Chemicals, Inc.	20,539	0.0
6,800		AK Steel Holding Corp.	104,040	0.0
10,600	@	Akamai Technologies, Inc.	359,711	0.1
3,300		Allergan, Inc.	273,009	0.1
5,000		Allstate Corp.	156,900	0.1
5,000		Altera Corp.	240,450	0.1
20,300		Altria Group, Inc.	569,618	0.2
1,400	@	Amazon.com, Inc.	275,366	0.1
3,100		Ameren Corp.	92,101	0.0
1,300		American Electric Power Co., Inc.	49,660	0.0
5,300		American Express Co.	273,480	0.1
1,300	@	American International Group, Inc.	37,050	0.0
5,400	@	American Tower Corp.	299,592	0.1
4,200		Ameriprise Financial, Inc.	257,166	0.1
3,552		AmerisourceBergen Corp.	146,413	0.1
11,069	@	Amgen, Inc.	670,117	0.3
1,300		Amphenol Corp.	70,278	0.0
2,400		Anadarko Petroleum Corp.	190,848	0.1
1,300		Analog Devices, Inc.	53,521	0.0
6,400		AON Corp.	333,760	0.1
3,000		Apache Corp.	373,800	0.2
4,700		Apartment Investment & Management Co.	125,631	0.1
800	@	Apollo Group, Inc. - Class A	32,888	0.0
9,503	@,S	Apple, Inc.	3,305,429	1.3
6,158		Applied Materials, Inc.	84,857	0.0
21,566		Archer-Daniels-Midland Co.	698,954	0.3
13,700		Assurant, Inc.	506,763	0.2
52,500	S	AT&T, Inc.	1,656,900	0.7
1,600	@	Autodesk, Inc.	68,768	0.0
2,800		Automatic Data Processing, Inc.	154,308	0.1
11,400	@	Autonation, Inc.	400,140	0.2
200	@	Autozone, Inc.	58,800	0.0
1,398		AvalonBay Communities, Inc.	186,032	0.1
4,509		Avery Dennison Corp.	190,911	0.1
5,200		Baker Hughes, Inc.	384,436	0.2
1,800		Ball Corp.	71,118	0.0
67,240		Bank of America Corp.	790,070	0.3
9,600		Bank of New York Mellon Corp.	269,856	0.1
7,251		Baxter International, Inc.	431,580	0.2
1,600		BB&T Corp.	44,064	0.0
2,800		Becton Dickinson & Co.	245,140	0.1
4,200	@	Bed Bath & Beyond, Inc.	226,338	0.1
17,600	@	Berkshire Hathaway, Inc.	1,391,632	0.6
2,200		Best Buy Co., Inc.	69,872	0.0
5,500	@	Big Lots, Inc.	183,755	0.1
4,200	@	Biogen Idec, Inc.	397,866	0.2
300		Blackrock, Inc.	61,668	0.0
3,900	@	BMC Software, Inc.	217,737	0.1
7,000		Boeing Co.	546,210	0.2
341		Boston Properties, Inc.	36,947	0.0
48,900	@,S	Boston Scientific Corp.	351,102	0.1
5,100		Bristol-Myers Squibb Co.	146,676	0.1
10,200		Broadcom Corp.	366,996	0.1
4,669		Brown-Forman Corp.	338,409	0.1
3,392		CA, Inc.	79,373	0.0
400		Cablevision Systems Corp.	14,208	0.0
6,000		Cabot Oil & Gas Corp.	352,500	0.1
5,300	@	Cameron International Corp.	252,598	0.1
4,864		Campbell Soup Co.	169,024	0.1
2,200		Capital One Financial Corp.	119,548	0.0
4,000		Cardinal Health, Inc.	181,680	0.1

PORTFOLIO OF INVESTMENTS
ING Global Advantage And Premium Opportunity Fund	as of May 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United States: (continued)
6,300	@	CareFusion Corp.	$182,574	0.1
10,900	@	Carmax, Inc.	323,294	0.1
3,700		Carnival Corp.	143,597	0.1
4,500		Caterpillar, Inc.	476,100	0.2
7,300	@	CB Richard Ellis Group, Inc.	192,939	0.1
4,100		CBS Corp. - Class B	114,595	0.0
2,900	@	Celgene Corp.	176,639	0.1
13,200		CenterPoint Energy, Inc.	255,156	0.1
5,428		CenturyTel, Inc.	234,435	0.1
5,900	@	Cephalon, Inc.	470,171	0.2
4,300		CF Industries Holdings, Inc.	661,254	0.3
500		CH Robinson Worldwide, Inc.	40,110	0.0
7,100		Charles Schwab Corp.	127,871	0.1
17,300		Chesapeake Energy Corp.	542,182	0.2
24,242		Chevron Corp.	2,543,228	1.0
300	@	Chipotle Mexican Grill, Inc.	86,721	0.0
2,900		Chubb Corp.	190,211	0.1
5,000		Cigna Corp.	249,450	0.1
5,000		Cincinnati Financial Corp.	152,100	0.1
3,500		Cintas Corp.	114,975	0.0
37,892		Cisco Systems, Inc.	636,586	0.3
21,900		Citigroup, Inc.	901,185	0.4
3,500	@	Citrix Systems, Inc.	306,670	0.1
700		Cliffs Natural Resources, Inc.	63,490	0.0
800		Clorox Co.	56,384	0.0
328		CME Group, Inc.	93,729	0.0
30,200		CMS Energy Corp.	602,188	0.2
2,600		Coach, Inc.	165,516	0.1
3,882		Coca-Cola Enterprises, Inc.	112,151	0.0
22,972		Coca-Cola Co.	1,534,759	0.6
5,000	@	Cognizant Technology Solutions Corp.	380,200	0.2
3,200		Colgate-Palmolive Co.	280,096	0.1
11,755	S	Comcast Corp. — Class A	296,696	0.1
3,600		Computer Sciences Corp.	143,604	0.1
1,200	@,S	Compuware Corp.	12,228	0.0
3,100		ConAgra Foods, Inc.	78,833	0.0
11,700		ConocoPhillips	856,674	0.3
1,900		Consol Energy, Inc.	97,413	0.0
4,200		Consolidated Edison, Inc.	222,852	0.1
1,000	@	Constellation Brands, Inc.	21,960	0.0
6,300		Constellation Energy Group, Inc.	234,234	0.1
7,600		Corning, Inc.	153,140	0.1
4,700		Costco Wholesale Corp.	387,656	0.2
4,800	@	Coventry Health Care, Inc.	168,864	0.1
4,100	@	Covidien PLC	225,500	0.1
1,100		CR Bard, Inc.	122,958	0.0
4,563		CSX Corp.	361,846	0.1
3,500		Cummins, Inc.	368,340	0.1
16,600		CVS Caremark Corp.	642,254	0.3
12,200	S	D.R. Horton, Inc.	148,596	0.1
4,288		Danaher Corp.	233,825	0.1
1,100		Darden Restaurants, Inc.	55,715	0.0
4,800	@	DaVita, Inc.	403,440	0.2
10,500	@,S	Dean Foods Co.	145,740	0.1
5,100		Deere & Co.	439,008	0.2
39,100	@	Dell, Inc.	628,728	0.3
13,500	@	Denbury Resources, Inc.	296,460	0.1
1,800		Densply International, Inc.	70,632	0.0
3,800		Devon Energy Corp.	319,466	0.1
4,100		DeVry, Inc.	220,785	0.1
900		Diamond Offshore Drilling	66,303	0.0
5,000	@	DIRECTV	251,300	0.1
26,800		Discover Financial Services	638,912	0.3
5,100	@	Discovery Communications, Inc. - Class A	222,156	0.1
4,900		Dominion Resources, Inc.	233,828	0.1
4,050		Dover Corp.	272,282	0.1
300		Dow Chemical Co.	10,839	0.0
6,431		Dr Pepper Snapple Group, Inc.	264,957	0.1
5,190		DTE Energy Co.	267,908	0.1
1,541		Dun & Bradstreet Corp.	123,604	0.1
9,500	@	E*Trade Financial Corp.	150,195	0.1
200		EI Du Pont de Nemours & Co.	10,660	0.0
5,600		Eaton Corp.	289,352	0.1
5,816	@	eBay, Inc.	181,285	0.1
741		Ecolab, Inc.	40,666	0.0
4,500	@	Edwards Lifesciences Corp.	399,285	0.2
6,544	S	El Paso Corp.	137,751	0.1
8,400	@	Electronic Arts, Inc.	205,044	0.1
6,700		Eli Lilly & Co.	257,816	0.1
13,850	@	EMC Corp.	394,310	0.2
6,748		Emerson Electric Co.	368,103	0.1
900		Entergy Corp.	61,335	0.0
2,700		EOG Resources, Inc.	294,678	0.1
1,000		EQT Corp.	54,180	0.0
1,665		Equifax, Inc.	62,920	0.0
5,800		Equity Residential	358,614	0.1
2,100		Estee Lauder Cos., Inc.	215,271	0.1
5,700		Expedia, Inc.	159,657	0.1
6,700		Expeditors International Washington, Inc.	353,894	0.1
6,800	@	Express Scripts, Inc.	405,008	0.2
46,869	S	ExxonMobil Corp.	3,912,155	1.6
2,300	@	F5 Networks, Inc.	261,234	0.1
2,504		Family Dollar Stores, Inc.	139,573	0.1
5,800		Fastenal Co.	192,444	0.1
1,900		Federated Investors, Inc.	48,697	0.0
896		FedEx Corp.	83,901	0.0
2,593		Fidelity National Information Services, Inc.	83,443	0.0
14,926		Fifth Third Bancorp.	194,934	0.1
1,000		First Horizon National Corp.	10,510	0.0
3,707	@	First Solar, Inc.	460,595	0.2
1,072	@	Fiserv, Inc.	69,165	0.0
900		Flir Systems, Inc.	32,535	0.0
600		Flowserve Corp.	72,738	0.0

PORTFOLIO OF INVESTMENTS
ING Global Advantage And Premium Opportunity Fund	as of May 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United States: (continued)
2,600		Fluor Corp.	$179,218	0.1
1,900		FMC Corp.	160,265	0.1
4,100	@	FMC Technologies, Inc.	182,983	0.1
11,300	@	Forest Laboratories, Inc.	407,026	0.2
2,000		Fortune Brands, Inc.	129,460	0.1
2,400		Franklin Resources, Inc.	310,992	0.1
14,900		Freeport-McMoRan Copper & Gold, Inc.	769,436	0.3
11,200	S	Frontier Communications Corp.	99,120	0.0
11,000		Gannett Co., Inc.	156,860	0.1
8,470		Gap, Inc.	164,318	0.1
3,700		General Dynamics Corp.	274,614	0.1
64,916		General Electric Co.	1,274,950	0.5
8,238		General Mills, Inc.	327,625	0.1
800		Genuine Parts Co.	43,840	0.0
6,300	@	Genworth Financial, Inc.	69,993	0.0
16,200	@	Gilead Sciences, Inc.	676,188	0.3
3,005		Goldman Sachs Group, Inc.	422,894	0.2
4,200		Goodrich Corp.	366,618	0.1
1,769	@	Google, Inc. - Class A	935,836	0.4
2,100	S	H&R Block, Inc.	34,020	0.0
8,600		Halliburton Co.	431,290	0.2
1,072		Harley-Davidson, Inc.	39,836	0.0
10,000		Harman International Industries, Inc.	479,700	0.2
3,543		Harris Corp.	175,166	0.1
6,100		Hartford Financial Services Group, Inc.	162,565	0.1
4,300		Hasbro, Inc.	196,682	0.1
10,366		HCP, Inc.	393,286	0.2
5,457		Health Care Real Estate Investment Trust, Inc.	290,258	0.1
3,400		Helmerich & Payne, Inc.	213,112	0.1
3,176		Hershey Co.	176,998	0.1
1,900		Hess Corp.	150,157	0.1
24,109		Hewlett-Packard Co.	901,194	0.4
4,800		HJ Heinz Co.	263,616	0.1
12,300		Home Depot, Inc.	446,244	0.2
7,000		Honeywell International, Inc.	416,850	0.2
10,800		Hormel Foods Corp.	316,764	0.1
7,600	@	Hospira, Inc.	420,204	0.2
4,700		Host Hotels & Resorts, Inc.	82,626	0.0
25,381	S	Hudson City Bancorp., Inc.	231,729	0.1
7,133		Humana, Inc.	574,421	0.2
85,700	S	Huntington Bancshares, Inc.	565,620	0.2
10,989		International Business Machines Corp.	1,856,372	0.7
5,281		Illinois Tool Works, Inc.	302,707	0.1
791		Integrys Energy Group, Inc.	41,401	0.0
15,602		Intel Corp.	351,201	0.1
3,800	@	IntercontinentalExchange, Inc.	458,470	0.2
2,283		International Flavors & Fragrances, Inc.	146,249	0.1
2,268		International Paper Co.	70,807	0.0
12,500	S	Interpublic Group of Cos., Inc.	149,125	0.1
8,600		International Game Technology	148,264	0.1
2,100	@	Intuit, Inc.	113,337	0.0
800	@	Intuitive Surgical, Inc.	279,200	0.1
8,151	@	Invesco Ltd.	201,085	0.1
5,246		Iron Mountain, Inc.	178,416	0.1
2,086		ITT Corp.	120,195	0.0
500		Jabil Circuit, Inc.	10,790	0.0
5,200	@	Jacobs Engineering Group, Inc.	239,512	0.1
46,000	S	Janus Capital Group, Inc.	475,180	0.2
2,900		JC Penney Co., Inc.	102,747	0.0
5,900	@	JDS Uniphase Corp.	119,121	0.0
2,400		JM Smucker Co.	190,272	0.1
18,475		Johnson & Johnson	1,243,183	0.5
700		Joy Global, Inc.	62,755	0.0
30,957		JPMorgan Chase & Co.	1,338,581	0.5
4,400	@	Juniper Networks, Inc.	161,084	0.1
1,000		Kellogg Co.	56,990	0.0
77,500	S	Keycorp	656,425	0.3
1,845		Kimberly-Clark Corp.	126,014	0.1
9,000		Kimco Realty Corp.	175,590	0.1
900		KLA-Tencor Corp.	38,790	0.0
1,900		Kohl’s Corp.	101,156	0.0
7,000		Kraft Foods, Inc.	244,790	0.1
20,000		Kroger Co.	496,400	0.2
500		L-3 Communications Holdings, Inc.	40,825	0.0
2,800	@	Laboratory Corp. of America Holdings	282,324	0.1
600		Legg Mason, Inc.	20,304	0.0
2,400		Leggett & Platt, Inc.	61,992	0.0
1,400		Lennar Corp.	26,572	0.0
800		Leucadia National Corp.	28,368	0.0
15,900	@	Lexmark International, Inc.	473,502	0.2
3,800	@	Life Technologies Corp.	197,486	0.1
5,500		Limited Brands, Inc.	219,780	0.1
2,900		Lincoln National Corp.	85,115	0.0
1,100		Linear Technology Corp.	38,049	0.0
8,140		Lockheed Martin Corp.	634,106	0.3
6,500		Loews Corp.	273,130	0.1
1,398		Lorillard, Inc.	161,161	0.1
8,800		Lowe’s Cos., Inc.	212,432	0.1
36,500	@,S	LSI Logic Corp.	273,385	0.1
100		M&T Bank Corp.	8,830	0.0
2,296		Macy’s, Inc.	66,308	0.0
4,600		Marathon Oil Corp.	249,182	0.1
4,300		Marriott International, Inc.	162,583	0.1
8,800		Marsh & McLennan Cos., Inc.	269,896	0.1
900	S	Marshall & Ilsley Corp.	7,200	0.0
12,600	S	Masco Corp.	179,550	0.1
100		Massey Energy Co.	6,600	0.0
1,604		Mastercard, Inc.	460,428	0.2
5,500		Mattel, Inc.	145,173	0.1
6,600		McCormick & Co., Inc.	331,254	0.1
11,900		McDonald’s Corp.	970,326	0.4

PORTFOLIO OF INVESTMENTS
ING Global Advantage And Premium Opportunity Fund	as of May 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United States: (continued)
1,700		McGraw-Hill Cos., Inc.	$72,199	0.0
2,689		McKesson Corp.	230,205	0.1
6,125		Mead Johnson Nutrition Co.	415,214	0.2
4,300		MeadWestvaco Corp.	146,286	0.1
4,305	@	Medco Health Solutions, Inc.	257,697	0.1
10,800		Medtronic, Inc.	439,560	0.2
13,327		Merck & Co., Inc.	489,767	0.2
9,800		Metlife, Inc.	432,180	0.2
7,300	@,S	MetroPCS Communications, Inc.	130,670	0.1
900		Microchip Technology, Inc.	35,577	0.0
33,200	@,S	Micron Technology, Inc.	338,640	0.1
106,162		Microsoft Corp.	2,655,112	1.1
1,000		Molex, Inc.	27,370	0.0
10,500		Molson Coors Brewing Co.	489,825	0.2
954		Monsanto Co.	67,772	0.0
7,300	@	Monster Worldwide, Inc.	112,566	0.0
900		Moody’s Corp.	35,919	0.0
12,600		Morgan Stanley	304,416	0.1
7,287	@	Motorola Mobility Holdings, Inc.	183,195	0.1
4,128	@	Motorola Solutions, Inc.	197,607	0.1
1,600		Murphy Oil Corp.	110,224	0.0
400	@	Mylan Laboratories	9,418	0.0
7,900	@	Nabors Industries Ltd.	220,331	0.1
400	@	Nasdaq Stock Market, Inc.	10,208	0.0
6,040		National Oilwell Varco, Inc.	438,383	0.2
6,810	@	NetApp, Inc.	372,984	0.2
2,000	@	NetFlix, Inc.	541,600	0.2
9,700		Newell Rubbermaid, Inc.	172,757	0.1
2,800	@	Newfield Exploration Co.	208,852	0.1
8,844		Newmont Mining Corp.	500,305	0.2
17,400		News Corp. - Class A	319,116	0.1
700		NextEra Energy, Inc.	40,565	0.0
3,700		Nike, Inc.	312,465	0.1
1,800		NiSource, Inc.	36,540	0.0
5,300	@	Noble Corp.	221,911	0.1
2,558		Noble Energy, Inc.	238,406	0.1
900		Nordstrom, Inc.	42,147	0.0
3,691		Norfolk Southern Corp.	270,587	0.1
6,000		Northeast Utilities	211,440	0.1
8,500		Northrop Grumman Corp.	554,965	0.2
3,300	@	Novellus Systems, Inc.	119,691	0.0
2,467	@	NRG Energy, Inc.	61,083	0.0
9,200	@	Nvidia Corp.	184,368	0.1
1,900		NYSE Euronext	69,179	0.0
3,100		Occidental Petroleum Corp.	334,335	0.1
6,000		Northern Trust Corp.	292,740	0.1
1,700		Omnicom Group	79,509	0.0
800		Oneok, Inc.	56,872	0.0
40,375		Oracle Corp.	1,381,633	0.6
900	@	O’Reilly Automotive, Inc.	54,099	0.0
4,000	@	Owens-Illinois, Inc.	128,480	0.1
4,200		Paccar, Inc.	210,000	0.1
3,638		Pall Corp.	204,092	0.1
10,400		Parker Hannifin Corp.	924,040	0.4
2,200		Paychex, Inc.	71,060	0.0
1,500		Peabody Energy Corp.	92,040	0.0
7,000		People’s United Financial, Inc.	93,450	0.0
5,600		Pepco Holdings, Inc.	111,832	0.0
14,600		PepsiCo, Inc.	1,038,352	0.4
18,100		PerkinElmer, Inc.	501,189	0.2
77,455		Pfizer, Inc.	1,661,410	0.7
20,900		Pacific Gas & Electric Co.	906,642	0.4
13,970		Philip Morris International, Inc.	1,002,348	0.4
2,700		Pinnacle West Capital Corp.	122,202	0.0
1,800		Pioneer Natural Resources Co.	165,276	0.1
2,300		Pitney Bowes, Inc.	54,947	0.0
1,500		PNC Financial Services Group, Inc.	93,630	0.0
1,100		Polo Ralph Lauren Corp.	139,447	0.1
466		PPG Industries, Inc.	41,334	0.0
315		Praxair, Inc.	33,340	0.0
2,200		Precision Castparts Corp.	345,620	0.1
300	@	Priceline.com, Inc.	154,557	0.1
5,800		Principal Financial Group, Inc.	181,366	0.1
12,550		Procter & Gamble Co.	840,850	0.3
6,200		Progressive Corp.	134,230	0.1
1,224		Prologis	20,269	0.0
5,200		Prudential Financial, Inc.	331,656	0.1
11,700		Public Service Enterprise Group, Inc.	391,950	0.2
1,700		Public Storage, Inc.	201,178	0.1
19,600	@,S	Pulte Homes, Inc.	165,424	0.1
4,700		QEP Resources, Inc.	204,450	0.1
23,705		Qualcomm, Inc.	1,388,876	0.6
7,300	@	Quanta Services, Inc.	144,175	0.1
4,000		Quest Diagnostics	233,680	0.1
22,600		RR Donnelley & Sons Co.	482,284	0.2
7,400		RadioShack Corp.	116,624	0.0
2,200		Range Resources Corp.	123,024	0.0
12,100		Raytheon Co.	609,598	0.2
1,393	@	Red Hat, Inc.	60,735	0.0
38,600	S	Regions Financial Corp.	272,516	0.1
1,086		Republic Services, Inc.	34,231	0.0
7,200		Reynolds American, Inc.	286,416	0.1
3,814		Robert Half International, Inc.	105,152	0.0
3,100		Rockwell Automation, Inc.	257,641	0.1
3,907		Rockwell Collins, Inc.	238,835	0.1
2,500		Roper Industries, Inc.	208,675	0.1
2,400		Ross Stores, Inc.	196,704	0.1
4,100	@	Rowan Cos., Inc.	162,565	0.1
12,300		Ryder System, Inc.	676,500	0.3
8,800		Safeway, Inc.	217,360	0.1
26,300	@	SAIC, Inc.	461,828	0.2
900	@	Salesforce.com, Inc.	137,034	0.1
1,200	@	Sandisk Corp.	57,024	0.0
11,300		Sara Lee Corp.	220,915	0.1
1,632		SCANA Corp.	66,373	0.0

PORTFOLIO OF INVESTMENTS
ING Global Advantage And Premium Opportunity Fund	as of May 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United States: (continued)
15,605		Schlumberger Ltd.	$1,337,661	0.5
2,600		Scripps Networks Interactive - Class A	131,118	0.1
7,500		Sealed Air Corp.	192,600	0.1
2,000		Sempra Energy	110,340	0.0
554		Sigma-Aldrich Corp.	38,941	0.0
662		Simon Property Group, Inc.	78,156	0.0
5,000	S	SLM Corp.	85,200	0.0
400		Snap-On, Inc.	24,128	0.0
22,900	S	Southwest Airlines Co.	270,907	0.1
5,000	@	Southwestern Energy Co.	218,850	0.1
4,000		Spectra Energy Corp.	110,360	0.0
137,400	@,S	Sprint Nextel Corp.	803,790	0.3
7,400		St. Jude Medical, Inc.	374,958	0.2
2,300		Stanley Black & Decker, Inc.	169,924	0.1
13,800		Staples, Inc.	232,116	0.1
14,527		Starbucks Corp.	534,448	0.2
9,300		Starwood Hotels & Resorts Worldwide, Inc.	567,114	0.2
2,823		State Street Corp.	129,209	0.1
1,154	@	Stericycle, Inc.	102,810	0.0
2,500		Stryker Corp.	156,000	0.1
10,600		Sunoco, Inc.	429,194	0.2
24,300		SunTrust Bank	683,559	0.3
15,500	S	Supervalu, Inc.	159,030	0.1
16,400	@	Symantec Corp.	320,620	0.1
5,300		Sysco Corp.	170,713	0.1
1,500		T. Rowe Price Group, Inc.	94,950	0.0
2,308		Target Corp.	114,315	0.0
2,300		TECO Energy, Inc.	44,160	0.0
38,700	S	Tellabs, Inc.	176,859	0.1
200	@	Tenet Healthcare Corp.	1,276	0.0
4,293	@	Teradata Corp.	239,506	0.1
13,338	@,S	Teradyne, Inc.	213,541	0.1
28,000	@	Tesoro Corp.	683,200	0.3
3,200		Texas Instruments, Inc.	112,960	0.0
4,286	@	Thermo Fisher Scientific, Inc.	280,519	0.1
700		Tiffany & Co.	52,962	0.0
7,200		Time Warner Cable, Inc.	555,984	0.2
7,500		Time Warner, Inc.	273,225	0.1
5,500		Titanium Metals Corp.	103,015	0.0
3,800		TJX Cos., Inc.	201,476	0.1
2,500		Torchmark Corp.	165,750	0.1
15,000		Total System Services, Inc.	279,000	0.1
4,476		Travelers Cos., Inc.	277,870	0.1
2,600		Tyco International Ltd.	128,310	0.1
29,200		Tyson Foods, Inc.	555,384	0.2
4,700		Union Pacific Corp.	493,359	0.2
4,600		United States Steel Corp.	212,106	0.1
8,533		United Technologies Corp.	748,941	0.3
12,995		UnitedHealth Group, Inc.	636,105	0.3
13,698		UnumProvident Corp.	360,394	0.1
3,300	@	Urban Outfitters, Inc.	100,518	0.0
7,820		US Bancorp.	200,192	0.1
17,300		Valero Energy Corp.	475,750	0.2
3,700	@	Varian Medical Systems, Inc.	249,898	0.1
537		Ventas, Inc.	30,287	0.0
4,600		VeriSign, Inc.	161,092	0.1
22,355	S	Verizon Communications, Inc.	825,570	0.3
1,133		VF Corp.	112,926	0.0
4,743		Viacom - Class B	239,095	0.1
4,700		Visa, Inc.	380,982	0.2
947		Vornado Realty Trust	93,166	0.0
1,700		Vulcan Materials Co.	68,833	0.0
10,600		Walgreen Co.	462,478	0.2
25,767		Wal-Mart Stores, Inc.	1,422,854	0.6
8,300		Walt Disney Co.	345,529	0.1
300		Washington Post	123,177	0.1
1,755		Waste Management, Inc.	68,234	0.0
2,167	@	Waters Corp.	213,580	0.1
3,200	@	Watson Pharmaceuticals, Inc.	205,920	0.1
4,300		WellPoint, Inc.	336,131	0.1
32,471		Wells Fargo & Co.	921,202	0.4
12,900	@	Western Digital Corp.	472,785	0.2
4,500		Western Union Co.	92,520	0.0
2,300		Weyerhaeuser Co.	49,542	0.0
1,800		Whirlpool Corp.	150,840	0.1
1,500		Whole Foods Market, Inc.	91,740	0.0
3,600		Williams Cos., Inc.	113,004	0.0
34,430	S	Windstream Corp.	463,084	0.2
3,496		Wisconsin Energy Corp.	109,320	0.0
100		WW Grainger, Inc.	15,107	0.0
1,400		Wyndham Worldwide Corp.	48,734	0.0
962		Wynn Resorts Ltd.	140,952	0.1
11,400		Xcel Energy, Inc.	282,036	0.1
12,500		Xerox Corp.	127,625	0.1
1,000		Xilinx, Inc.	35,680	0.0
32,200	@	Yahoo!, Inc.	532,910	0.2
5,900		Yum! Brands, Inc.	326,388	0.1
4,900	@	Zimmer Holdings, Inc.	332,024	0.1
700		Zions Bancorp.	16,681	0.0
			140,618,299	56.4
		Total Common Stock
		(Cost $228,892,296)	246,691,318	99.0
PREFERRED STOCK: 0.4%
		Germany: 0.4%
8,740		ProSieben SAT.1 Media AG	227,012	0.1
1,576		RWE AG	86,525	0.0
3,584		Volkswagen AG	638,617	0.3

		Total Preferred Stock
		(Cost $977,987)	952,154	0.4
RIGHTS: 0.0%
		Austria: –%
11,555		OMV AG	—	—

PORTFOLIO OF INVESTMENTS
ING Global Advantage And Premium Opportunity Fund	as of May 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Germany: 0.0%
8,516	@	Commerzbank AG	$10,846	0.0

		Spain: 0.0%
23,385	@	Gas Natural SDG SA	16,053	0.0

		Total Rights
		(Cost $13,889)	26,899	0.0

		Total Long-Term Investments
		(Cost $229,884,172)	247,670,371	99.4
SHORT-TERM INVESTMENTS: 1.7%
		Mutual Funds: 1.7%
4,223,000		BlackRock Liquidity Funds,TempFund, Institutional Class
		(Cost $4,223,000)	4,223,000	1.7

		Total Short-Term Investments
		(Cost $4,223,000)	4,223,000	1.7

		Total Investments in Securities (Cost $234,107,172)*	$251,893,371	101.1
		Liabilities in Excess of Other Assets	(2,671,896)	(1.1)
		Net Assets	$249,221,475	100.0

	@	Non-income producing security
	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $235,869,695.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$23,759,195
		Gross Unrealized Depreciation	(7,735,519)
		Net Unrealized appreciation	$16,023,676

PORTFOLIO OF INVESTMENTS
ING Global Advantage And Premium Opportunity Fund	as of May 31, 2011 (Unaudited) (continued)

Industry	Percentage of NetAssets
Consumer Discretionary	10.4%
Consumer Staples	10.7
Energy	10.7
Financials	18.3
Health Care	10.7
Industrials	12.0
Information Technology	12.5
Materials	6.1
Telecommunication Services	4.2
Utilities	3.8
Short-Term Investments	1.7
Other Assets and Liabilities - Net	(1.1)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Advantage And Premium Opportunity Fund	as of May 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	FairValue at 5/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$8,775,660	$—	$8,775,660
Austria	—	762,957	—	762,957
Belgium	—	946,405	—	946,405
China	—	172,837	—	172,837
Denmark	—	892,433	—	892,433
Finland	—	1,746,401	—	1,746,401
France	—	10,705,878	—	10,705,878
Germany	—	9,538,678	—	9,538,678
Greece	—	361,385	—	361,385
Hong Kong	133,310	3,011,258	—	3,144,568
India	—	148,874	—	148,874
Ireland	247,996	112,484	—	360,480
Israel	—	859,104	—	859,104
Italy	—	3,142,620	—	3,142,620
Japan	—	20,463,019	—	20,463,019
Luxembourg	—	129,020	—	129,020
Macau	—	88,245	—	88,245
Mexico	—	104,931	—	104,931
Netherlands	291,649	4,078,797	—	4,370,446
New Zealand	—	257,370	—	257,370
Norway	—	341,868	—	341,868
Portugal	—	652,322	—	652,322
Singapore	—	1,558,368	—	1,558,368
Spain	40,339	4,610,451	—	4,650,790
Sweden	17,700	3,307,498	—	3,325,198
Switzerland	672,352	7,609,734	—	8,282,086
United Kingdom	—	20,291,076	—	20,291,076
United States	140,618,299	—	—	140,618,299
Total Common Stock	142,021,645	104,669,673	—	246,691,318
Preferred Stock	86,525	865,629	—	952,154
Rights	16,053	10,846	—	26,899
Short-Term Investments	4,223,000	—	—	4,223,000
Total Investments, at value	$146,347,223	$105,546,148	$—	$251,893,371
Other Financial Instruments+
Futures	150,204	—	—	150,204
Forward Foreign Currency Contracts	—	87,105	—	87,105
Total Assets	$146,477,158	$105,633,253	$—	$252,130,680
Liabilities Table
Other Financial Instruments+
Written OTC Options	$—	$(2,233,694)	$—	$(2,233,694)
Forward Foreign Currency Contracts	—	(5,661,715)	—	(5,661,715)
Total Liabilities	$—	$(7,895,409)	$—	$(7,895,409)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended May, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	2/28/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	5/31/2011
Asset Table
Investments, at value
Common Stock	$112,948	$—	$—	$—	$—	$—	$—	$(112,948)	$—
Rights	14	—	—	—	(14)	—	—	—	—
Total Investments, at value	$112,962	$—	$—	$—	$(14)	$—	$—	$(112,948)	$—

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended May 31, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Global Advantage And Premium Opportunity Fund	as of May 31, 2011 (Unaudited) (continued)

At May 31, 2011 , the following forward foreign currency contracts were outstanding for the ING Global Advantage and Premium Opportunity Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Brown Brothers Harriman & Co.	Swedish Krona	20,000,000	Buy	06/15/11	$3,150,925	$3,238,030	$87,105
							$87,105

Credit Suisse First Boston	Danish Krone	8,200,000	Sell	06/15/11	$1,533,577	$1,582,499	$(48,922)
Brown Brothers Harriman & Co.	British Pound	27,318,000	Sell	06/15/11	43,997,551	44,929,075	(931,524)
UBS AG	EU Euro	47,320,000	Sell	06/15/11	65,993,418	68,073,117	(2,079,699)
Brown Brothers Harriman & Co.	Swedish Krona	60,344,000	Sell	06/15/11	9,502,696	9,769,783	(267,087)
The Bank of New York Mellon	Norwegian Krone	9,200,000	Sell	06/15/11	1,635,543	1,706,850	(71,307)
The Bank of New York Mellon	Australian Dollar	16,050,000	Sell	06/15/11	15,997,501	17,101,470	(1,103,969)
Citigroup, Inc.	Swiss Franc	11,120,000	Sell	06/15/11	12,011,402	13,038,788	(1,027,386)
Citigroup, Inc.	Japanese Yen	3,500,000,000	Sell	06/15/11	42,809,935	42,941,756	(131,821)
							$(5,661,715)

ING Global Advantage and Premium Opportunity Fund Open Futures Contracts on May 31, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
E-Mini MSCI EAFE Index	28	06/17/11	$2,437,260	$81,370
S&P 500 E-Mini	49	06/17/11	3,292,560	60,237
S&P 500 E-Mini	6	09/16/11	401,550	8,597
			$6,131,370	$150,204

PORTFOLIO OF INVESTMENTS
ING Global Advantage And Premium Opportunity Fund	as of May 31, 2011 (Unaudited) (continued)

ING Global Advantage and Premium Opportunity Fund Written OTC Options on May 31, 2011

# of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	FairValue
Options on Indices
3,364	Citigroup, Inc.	Call on Dow Jones Euro Stoxx 50	2942.43	EUR	06/09/11	$224,936	$(23,229)
3,228	Morgan Stanley	Call on Dow Jones Euro Stoxx 50	2977.59	EUR	06/09/11	183,422	(6,927)
1,214	Barclays Bank PLC	Call on FTSE 100 Index	5976.00	GBP	06/09/11	175,512	(116,648)
1,159	Goldman Sachs & Co.	Call on FTSE 100 Index	6068.16	GBP	06/09/11	187,196	(33,641)
64,797	UBS Warburg LLC	Call on Nikkei 225 Index	9691.84	JPY	06/09/11	210,533	(81,222)
66,088	UBS Warburg LLC	Call on Nikkei 225 Index	9864.26	JPY	06/09/11	186,662	(23,069)
37,233	JPMorgan Chase & Co.	Call on S&P 500® Index	1320.47	USD	06/22/11	732,745	(1,261,335)
37,304	JPMorgan Chase & Co.	Call on S&P 500® Index	1342.08	USD	06/22/11	956,239	(687,623)
			Total Written OTC Options			$2,857,245	$(2,233,694)

PORTFOLIO OF INVESTMENTS
ING Global Advantage And Premium Opportunity Fund	as of May 31, 2011 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of May 31, 2011:

DerivativesFairValue*
Equity contracts	$(2,083,490)
Foreign exchange contracts	(5,574,610)
Total	$(7,658,100)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Global Advantage and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 25, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 25, 2011